Balance Sheet Items - Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Professional fees	$ 5,764	$ 703
Employee related accruals	23,963	5,232
Accrued third-party costs	58,264	35,135
Other	9,383	8,551
Total accrued liabilities	$ 97,374	$ 49,621